Share-based Payments - Schedule of Share-based Payment Charge (Details) - USD ($)	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based payment charge	$ 77,738,450	$ 249,087
Informal Share Option Arrangements
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based payment charge	999,357	$ 249,087
Management Earnout
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based payment charge	64,082,445
Sponsor Earnout
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based payment charge	5,690,340
SAP Compensation
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based payment charge	6,845,953
MSA compensation
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based payment charge	$ 120,355